Cash and Investments Held in Trust Account	12 Months Ended
Dec. 31, 2021
Cash And Investment Held In Trust Account [Abstract]
Cash and Investments Held in Trust Account

Note 7 — Cash and Investments Held in Trust Account

As of December 31, 2021 and 2020, assets held in the Trust Account were comprised of $14,869,184 and $15,364,991, respectively, in money market funds which are invested in U.S. Treasury Securities.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2021 and 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2021	December 31, 2020
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	1	$14,869,184	$15,364,991